Expense Example {- Target Volatility Portfolio} - 02.28 VIP Target Volatility Portfolio Service, Service 2 PRO-12 - Target Volatility Portfolio	Apr. 30, 2022 USD ($)
VIP Target Volatility Portfolio-Service VIP
Expense Example:
1 year	$ 80
3 years	276
5 years	495
10 years	1,124
VIP Target Volatility Portfolio-Service 2 VIP
Expense Example:
1 year	95
3 years	323
5 years	576
10 years	$ 1,299